Foxo Life Insurance Company	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Foxo Life Insurance Company [Abstract]
FOXO LIFE INSURANCE COMPANY

Note 10  FOXO LIFE INSURANCE COMPANY

On February 3, 2023, the Company consummated the previously announced sale of FOXO Life Insurance Company to Security National Life Insurance Company (the “Buyer”). At closing, all of the FOXO Life Insurance Company’s shares were cancelled and retired and ceased to exist in exchange for the assignment to the Company of FOXO Life Insurance Company’s statutory capital and surplus amount of $5,002, as of the closing date, minus $200 (the “Merger Consideration”). Pursuant to the transaction, at the closing, the Company paid the Buyer’s third-party out-of-pocket costs and expenses of $51 resulting in a total loss of $251 that was recognized within selling, general and administrative expense on the condensed consolidated statements of operations and in the FOXO Life segment. After the Merger Consideration and Buyer’s third party expenses, the transaction resulted in the Company gaining access to $4,751 that was previously held as statutory capital and surplus pursuant to the Arkansas Insurance Code.

Note 13 FOXO LIFE INSURANCE COMPANY

Acquisition

On August 20, 2021, the Company completed its acquisition of Memorial Insurance Company of America (“MICOA”) and renamed it FOXO Life Insurance Company. The acquisition was accounted for as an asset acquisition as MICOA did not have inputs (employees) to create outputs. Purchase consideration for the acquisition of MICOA totaled $1,155, which included an indefinite-lived insurance license intangible asset recorded at a fair value of $63 and cash of $1,092. The Company fair valued reinsurance recoverables and policy reserves as part of the acquisition.

The existing statutory capital and surplus of $1,092 remains with MICOA post-acquisition. As part of the transaction, the former owners of MICOA continue to administer and 100% reinsure all policies outstanding as of the acquisition date. The Company has not issued any new insurance policies since the acquisition and all premiums, reinsurance recoverables, and policy reserves relate to the 100% reinsured business. For ceded reinsurance transactions, the Company remains liable in the event the reinsuring company is unable to meet its obligations under the reinsurance agreement. Further, the reinsurer is required to maintain accreditation from all applicable state insurance regulators so the Company may obtain full credit for the reinsurance agreement. If the reinsurer is unable to meet this obligation, they are required to compensate the Company so that the Company can take full credit for the reinsurance. As of December 31, 2021, the Company has determined there is a remote probability the reinsurer would fail to meet its obligations and any allowance would be immaterial. The policy reserves of $18,573 and $19,463 for the years ended December 31, 2022 and 2021, respectively on the consolidated balance sheets represent the benefits and claims reserves ceded as part of the acquisition. Additionally, the consolidated statements of operations includes both $362 of earned and ceded premiums as well as $1,349 of claims incurred and ceded for the year ended December 31, 2022 and $108 of earned and ceded premiums as well as $523 of claims incurred and ceded for the year ended December 31, 2021.

Statutory Capital and Surplus

The approval granted by the Arkansas Insurance Department to the Company to acquire MICOA requires the Company to maintain statutory capital and surplus of no less than $5,000 and a risk-based capital ratio of 301% or greater. As of December 31, 2022 and 2021, FOXO Life Insurance Company had statutory capital and surplus of at least $5,000, which included $100 of cash maintained in a trust account at First Horizon Advisors, as required by the State of Arkansas, with the remaining amount of additional statutory capital and surplus held in cash and cash equivalents. The statutory capital and surplus for FOXO Life Insurance Company exceeded the minimum risk-based capital requirements for the year ended December 31, 2022 and 2021.

Letter of Intent

The Company entered into a letter of intent to sell FOXO Life Insurance Company. The letter of intent was designed to allow the Company to gain access to cash that was held as statutory capital and surplus at FOXO Life Insurance Company. See Note 17 for additional information.

Statutory Net Loss

FOXO Life Insurance Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Arkansas Insurance Department. Statutory accounting practices primarily differ from U.S. GAAP in that policy acquisition costs are to be expensed as incurred, future policy benefit liabilities are to be established using different actuarial assumptions, and the accounting for investments in certain assets and deferred taxes are stated on a different basis. FOXO Life Insurance Company did not issue any policies after the acquisition. Additionally, MICOA did not issue any policies in 2021 before the acquisition and its policies were separately 100% reinsured by the seller, Security National Life Insurance Company. The operations of FOXO Life Insurance Company are included in the Company’s consolidated financial statements from the acquisition date in accordance with U.S. GAAP. FOXO Life Insurance Company had a statutory net loss of $105 and $29 for the year ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company had an authorized control level of $62 and $65, respectively.

Insurance Liabilities

Included in the consolidated balance sheets, policy reserves are liabilities for traditional life insurance reserves and annuities. Traditional life reserves primarily include term and whole life products which totaled $14,246 and $14,746 for the year ended December 31, 2022 and 2021, respectively.

The following table provides information about deferred annuity contracts from the date of the acquisition through December 31, 2022:

	2022	2021
Beginning / acquired balance	$4,717	$4,816
Deposits received	7	3
Interest credited	139	87
Withdrawals	(536)	(189)
Balance at end of period	$4,327	$4,717